Leases - Schedule Of Supplemental Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Paid For Amounts Included In Measurement Of Lease Liabilities [Abstract]
Operating cash flows for operating leases	$ 473	$ 474	$ 445
Operating cash flows for finance leases	29	29	31
Financing cash flows for finance leases	$ 124	$ 123	$ 86